LEASE - Total leases - Maturities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
LEASE
2024	$ 119,950
2025	49,294
2026	33,363
2027	28,937
2028	28,997
Thereafter	136,187
Total future minimum lease payments	$ 396,728